Clearwater Investment Trust
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930

May 4, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Clearwater Investment Trust (the “Registrant”)
(File Nos. 33-12289; 811-05038)

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 32 dated April 30, 2011, and that the text of Post Effective Amendment No. 32 has been filed electronically, Accession No. 0000894579-11-000148.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (651) 215-4428.

Sincerely,

/s/ Jennifer D. Lammers
Jennifer D. Lammers